Cover	Jun. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	ASCEND WELLNESS HOLDINGS, INC.
Amendment Flag	false
Entity Central Index Key	0001756390
Entity Incorporation, State or Country Code	DE
Entity File Number	333-254800
Entity Tax Identification Number	83-0602006
Entity Address, Address Line One	1411 Broadway
Entity Address, Address Line Two	16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	646
Local Phone Number	661-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false